UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)

Dail St. Claire

Williams Capital Management, LLC
570 Seventh Avenue, Suite 504

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31,

Date of reporting period: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for Williams Capital Government Money Market Fund (the “Fund”) pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (71.0% ):
	Federal Farm Credit Bank (8.7% ):
$25,000,000	0.21%, 8/06/13†	$25,000,033
4,570,000	0.23%, 10/03/13	4,570,134
5,425,000	0.181%, 11/18/13†	5,425,503
17,000,000	0.23%, 12/30/13†	17,002,852
15,180,000	0.125%, 5/01/14†	15,178,883
		67,177,405
	Federal Home Loan Bank (17.4% ):
14,725,000	0.50%, 8/28/13	14,729,526
6,500,000	0.14%, 9/04/13†	6,500,183
20,000,000	0.26%, 9/09/13	20,003,545
10,000,000	0.17%, 9/20/13	10,001,060
9,400,000	0.11%, 10/25/13	9,400,000
27,440,000	0.10%, 10/30/13	27,439,789
5,060,000	0.154%, 11/13/13†	5,060,892
5,000,000	0.28%, 11/14/13	5,002,800
3,370,000	0.17%, 12/20/13	3,370,905
10,000,000	0.111%, 1/15/14†	10,000,000
4,000,000	0.375%, 1/29/14	4,004,767
18,000,000	0.131%, 5/15/14†	18,000,012
		133,513,479
	Federal Home Loan Bank, Discount Notes (13.8% ):
10,000,000	0.08%, 9/06/13††	9,999,200
4,079,000	0.08%, 9/18/13††	4,078,565
11,700,000	0.105%, 10/02/13††	11,697,884
10,200,000	0.105%, 10/16/13††	10,197,739
10,000,000	0.108%, 10/16/13††	9,997,720
35,000,000	0.10%, 10/18/13††	34,992,417
5,600,000	0.11%, 12/06/13††	5,597,827
20,000,000	0.115%, 12/18/13††	19,991,119
		106,552,471
	Federal Home Loan Mortgage Corp. (2.1% ):
3,006,000	0.50%, 10/15/13	3,007,770
4,000,000	0.375%, 10/30/13	4,002,678
9,120,000	0.375%, 11/27/13	9,127,641
		16,138,089

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED) (CONTINUED)

Principal
Amount		Value
	Federal Home Loan Mortgage Corp., Discount Notes (8.7% ):
$10,000,000	0.145%, 8/26/13††	$9,998,993
2,000,000	0.10%, 10/15/13††	1,999,583
5,000,000	0.045%, 10/21/13††	4,999,494
10,000,000	0.09%, 10/22/13††	9,997,950
10,000,000	0.095%, 11/04/13††	9,997,493
10,000,000	0.095%, 11/12/13††	9,997,282
10,000,000	0.09%, 11/18/13††	9,997,275
10,000,000	0.11%, 1/22/14††	9,994,683
		66,982,753
	Federal National Mortgage Association (5.3% ):
12,500,000	0.38%, 8/09/13†	12,500,889
15,416,000	1.00%, 9/23/13	15,435,975
13,000,000	0.165%, 11/08/13†	13,002,523
		40,939,387
	Federal National Mortgage Association, Discount Notes (15.0% ):
12,000,000	0.13%, 8/14/13††	11,999,437
6,113,000	0.08%, 8/28/13††	6,112,519
10,000,000	0.12%, 8/28/13††	9,999,214
15,000,000	0.125%, 9/18/13††	14,997,500
7,000,000	0.105%, 10/01/13††	6,998,755
8,000,000	0.05%, 10/16/13††	7,999,155
14,333,000	0.10%, 10/30/13††	14,329,417
3,096,000	0.10%, 11/01/13††	3,095,209
9,000,000	0.095%, 11/06/13††	8,997,696
10,000,000	0.13%, 12/02/13††	9,995,558
6,060,000	0.115%, 12/18/13††	6,057,309
15,000,000	0.13%, 12/26/13††	14,992,038
		115,573,807

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $546,877,391)		546,877,391
U.S. GOVERNMENT TREASURY OBLIGATIONS (3.2% ):
	U.S. Treasury Bills (3.2% ):
20,000,000	0.01%, 8/01/13††	20,000,000
5,000,000	0.08%, 11/30/13††	5,031,731
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $25,031,731)		25,031,731

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED) (CONTINUED)

Principal
Amount		Value
REPURCHASE AGREEMENTS (21.9% ):
$ 45,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.07%, dated 7/31/13,
	due 8/01/13 in the amount of $45,000,088, collateralized by U.S. Government
	Treasury Security (U.S. Treasury Note, 0.25%, 7/31/15) with a value
	including accrued interest of $45,900,053	$45,000,000
30,000,000	Credit Suisse Securities (USA) LLC Tri-Party Repurchase Agreement, 0.04%,
	dated 7/31/13, due 8/01/13 in the amount of $30,000,033, collateralized by U.S.
	Government Treasury Security (U.S. Treasury Note, 1.75%, 7/31/15) with a
	value including accrued interest of $30,601,613	30,000,000
35,000,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.07%, dated
	7/31/13, due 8/01/13 in the amount of $35,000,068, collateralized by U.S.
	Government Treasury Security (U.S. Treasury Note, 0.25%, 5/31/14) with a
	value including accrued interest of $35,704,798	35,000,000
58,763,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement,
	0.05%, dated 7/31/13, due 8/01/13 in the amount of $58,763,082, collateralized
	by U.S. Government Treasury Security (U.S. Treasury Note, 1%, 10/31/16)
	with a value including accrued interest of $59,938,347	58,763,000
TOTAL REPURCHASE AGREEMENTS
(Cost $168,763,000)		168,763,000
OTHER SHORT-TERM INVESTMENTS (3.9% ):
30,000,000	JPMorgan U.S. Government Money Market Fund —
	Institutional Class, 0.01%	30,000,000
31	Northern Institutional Funds - U.S. Government Portfolio, 0.01%	31
TOTAL OTHER SHORT-TERM INVESTMENTS
(Cost $30,000,031)		30,000,031
TOTAL INVESTMENTS
(Cost $770,672,153)(a)	100.0%	770,672,153
Liabilities in excess of other assets	0.0%	(41,533)

NET ASSETS	100.0%	$770,630,620

Percentages indicated are based on net assets of $770,630,620.

†	Variable rate security. The rate presented is the rate in effect at July 31, 2013.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED) (CONTINUED)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2013 in the valuing of the Fund's assets carried at fair value:

	Level 1	Level 2		Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$-	$ 546,877,391	(1)	$-	$546,877,391
U.S. Government Treasury Obligations	-	25,031,731		-	25,031,731
Repurchase Agreements	-	168,763,000		-	168,763,000
Other Short-Term Investments	30,000,031	-		-	30,000,031
Total	$30,000,031	$ 740,672,122		$-	$770,672,153

(1) Classifications as defined in the Portfolio of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to Portfolio of Investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JULY 31, 2013 (UNAUDITED)

     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940, at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees of Williams Capital Management Trust (the “Trust”). Shares of open-end investment companies are valued at their net asset value. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By:	/s/ Dail St. Claire

  Dail St. Claire, President

  (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Williams

  Christopher J. Williams, Treasurer

  (Principal Financial Officer)

Date:	September 26, 2013

By:	/s/ Dail St. Claire

  Dail St. Claire, President

  (Principal Executive Officer)

Date:	September 26, 2013